MARKETABLE SECURITIES - Fair Value, Cost and Gross Unrealized Holding Gains of Securities Owned (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 297	$ 4,979	$ 41,570
Gross Unrealized Gain	0	2	20
Gross Unrealized Loss	0	0	0
Fair Value	297	4,981	41,590
U.S. Government and agency debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		500	10,568
Gross Unrealized Gain		0	4
Gross Unrealized Loss		0	0
Fair Value		500	10,572
U.S. Treasury bills
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	297	4,479	31,002
Gross Unrealized Gain	0	2	16
Gross Unrealized Loss	0	0	0
Fair Value	$ 297	$ 4,481	$ 31,018